Risk Management	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Risk Management [Abstract]
RISK MANAGEMENT

20. RISK MANAGEMENT

20.1 Credit risk

Credit risk is limited to the carrying values of financial assets in the statement of financial position, and is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Company is exposed to credit risk on its bank balances and trade and other receivables as follows:

	June 30, 2025		December 31, 2024
	USD	AED	AED
Cash at bank (note 10)	4,236,013	15,554,642	36,785
Trade receivables (note 8)	19,617	72,033	88,463
Other receivables (excluding prepaid expenses and advances) (note 9)	162,335	596,094	609,379
	4,417,965	16,222,769	734,627

The Company seeks to limit its credit risk with respect to banks by dealing with reputable banks only.

Due from related party and other receivables (excluding advances and prepaid expenses) relate to transactions arising in the normal course of business with minimal credit risk.

Credit risks related to trade receivables are managed subject to the Company’s policies, procedures and controls relating to customer credit risk management. Credit limits are established for all customers based on internal rating criteria and the credit quality of customers is assessed by management. Outstanding customer receivables are regularly monitored. The requirement for an impairment is analyzed at each reporting date on an individual basis for major customers. Additionally, minor receivables are grouped into homogenous groups and assessed for impairment collectively. The Company does not hold collateral as security.

20.2 Liquidity risk

Liquidity risk is the risk that the Company may not have sufficient liquid funds to meet its liabilities as they fall due. Prudent liquidity risk management requires maintaining sufficient cash and the availability of funding to meet obligations when due. The Company limits its liquidity risk by ensuring funds from the shareholder and related parties are available, as required.

The Company terms of contract require amounts to be paid within 90 days of the date of sale.

Trade payables are normally settled within 30 days of the date of purchase.

The table below summarizes the maturities of the Company financial liabilities at June 30, 2025 and December 31 2024.

	Less than	More than
	one year	one year (*)	Total
	AED	AED	AED
June 30, 2025
Due to related parties (note 11)	624,721	-	624,721
Trade and other payables (note 13)	1,025,162	-	1,025,162
Lease liability (note 15)	733,289	158,184	891,473
Amount in AED	2,383,172	158,184	2,541,356
Amount in USD	649,012	43,078	692,090

	Less than	More than
	one year	one year (*)	Total
	AED	AED	AED
December 31, 2024
Due to related parties (note 11)	21,241,387	-	21,241,387
Trade and other payables (note 13)	3,214,271	-	3,214,271
Lease liability (note 15)	876,818	504,048	1,380,866
Amount in AED	25,332,476	504,048	25,836,524

(*)	There are no liabilities more than five years.

20.3 Foreign currency risk

Foreign currency risk is the risk that an adverse movement in currency exchange rates can affect the financial performance of the Company and can arise on financial instruments that are denominated in a currency other than the functional currency in which they are measured. Most of the Company’s transactions are carried out in AED, hence no material risk arises.

Translations of balances in the statement of financial position, the statement of comprehensive income and the statements of cash flows from AED into USD as of and for the period ended June 30, 2025 are solely for the convenience of the reader and were calculated at the rate of USD 1.00 to AED 3.672, representing the noon buying rate in the City of New York for cable transfers of AED as certified for customs purposes by the Federal Reserve Bank of New York on June 30, 2025 . No representation is made that the AED amounts represent or could have been, or could be, converted, realized or settled into USD at that rate on June 30, 2025 , or at any other rate.

21. RISK MANAGEMENT

21.1 Credit risk

Credit risk is limited to the carrying values of financial assets in the statement of financial position, and is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Company is exposed to credit risk on its bank balances and trade and other receivables as follows:

	December 31, 2024		December 31, 2023
	USD	AED	AED
Cash at bank (note 11)	10,018	36,785	57,356
Trade receivables (note 9)	24,092	88,463	41,213
Other receivables (excluding prepaid expenses and advances) (note 10)	165,953	609,379	394,687
	200,063	734,627	493,256

The Company seeks to limit its credit risk with respect to banks by dealing with reputable banks only.

Due from related party and other receivables (excluding advances and prepaid expenses) relate to transactions arising in the normal course of business with minimal credit risk.

Credit risks related to trade receivables are managed subject to the Company’s policies, procedures and controls relating to customer credit risk management. Credit limits are established for all customers based on internal rating criteria and the credit quality of customers is assessed by management. Outstanding customer receivables are regularly monitored. The requirement for an impairment is analyzed at each reporting date on an individual basis for major customers. Additionally, minor receivables are grouped into homogenous groups and assessed for impairment collectively. The Company does not hold collateral as security.

21.2 Liquidity risk

Liquidity risk is the risk that the Company may not have sufficient liquid funds to meet its liabilities as they fall due. Prudent liquidity risk management requires maintaining sufficient cash and the availability of funding to meet obligations when due. The Company limits its liquidity risk by ensuring funds from the shareholder and related parties are available, as required.

The Company terms of contract require amounts to be paid within 90 days of the date of sale.

Trade payables are normally settled within 30 days of the date of purchase.

The table below summarizes the maturities of the Company financial liabilities at December 31, 2024 and 2023.

	Less than	More than
	one year	one year (*)	Total
	AED	AED	AED
December 31, 2024
Due to related parties (note 12)	21,241,387	-	21,241,387
Trade and other payables (note 14)	3,214,271	-	3,214,271
Lease liability (note 16)	876,818	504,048	1,380,866
Amount in AED	25,332,476	504,048	25,836,524
Amount in USD	6,898,823	137,268	7,036,091

	Less than	More than
	one year	one year (*)	Total
	AED	AED	AED
December 31, 2023
Due to related parties (note 12)	5,436,740	-	5,436,740
Trade and other payables (note 14)	1,226,035	-	1,226,035
Lease liability (note 16)	923,889	1,256,274	2,180,163
Amount in AED	7,586,664	1,256,274	8,842,938

(*)	There are no liabilities more than five years.

21.3 Foreign currency risk

Foreign currency risk is the risk that an adverse movement in currency exchange rates can affect the financial performance of the Company and can arise on financial instruments that are denominated in a currency other than the functional currency in which they are measured. Most of the Company’s transactions are carried out in AED, hence no material risk arises.

Translations of balances in the statement of financial position, the statement of comprehensive income and the statements of cash flows from AED into USD as of and for the period ended December 31, 2024 are solely for the convenience of the reader and were calculated at the rate of USD 1.00 to AED 3.672, representing the noon buying rate in the City of New York for cable transfers of AED as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2024. No representation is made that the AED amounts represent or could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2024, or at any other rate.